Investments in subsidiaries, joint ventures and associates	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates
Investments in subsidiaries, joint ventures and associates
11. Investments in subsidiaries, joint ventures and associates

Accounting policy

Investments in subsidiaries are accounted for under the equity method of accounting in the parent’s individual financial statements. A subsidiary is an investee in which the investor is entitled to variable returns on investment and has the ability to interfere in its financial and operational activities.

Investments in associates and joint ventures are accounted for under the equity method of accounting in the financial statements. An associate is an investment in which an investor has significant influence, that is, has the power to participate in the financial and operating decisions of the investee but does not exercise control. A joint venture is an investment in which the shareholders have the right to net assets on behalf of a joint control. Joint control is the agreement which establishes that decisions about the relevant activities of the investee require the consent from the parties that share control.

Other investments are stated at acquisition cost less provision for losses, unless the loss is considered temporary.

The table below presents the positions of equity and income (loss) for the year by company:

	Equity	Income (loss) for the year	Interest in share capital - %	Investment (Provision for loss on investment)		Share of profit (loss) of subsidiaries, joint ventures and associates
				12/31/2025	12/31/2024	2025	2024	2023
Joint ventures
União Vopak – Armazéns Gerais Ltda.	(849)	(1,389)	50.00	(425)	270	(695)	(730)	7,694
Refinaria de Petróleo Riograndense S.A.	(219,695)	(235,921)	33.14	(72,803)	2,015	(78,304)	(27,537)	7,668
Latitude Logística Portuária S.A.	7,625	3,176	50.00	3,813	2,225	1,588	(3,777)	(1,636)
Navegantes Logística Portuária S.A.	(7,142)	(29,234)	33.33	(2,381)	7,364	(9,745)	(8,472)	(7,413)
Nordeste Logística I S.A.	9,454	(9,510)	33.33	3,151	5,959	(3,170)	(171)	730
Nordeste Logística II S.A.	53,525	(2,822)	33.33	17,842	18,782	(940)	1,566	(2,199)
Nordeste Logística III S.A.	54,552	(422)	33.33	18,184	18,330	(140)	493	967
Química da Bahia Indústria e Comércio S.A.	7,998	1,327	50.00	3,999	3,319	663	(159)	(42)
Terminal de Combustíveis Paulínia S.A. ("Opla")	168,095	7,068	50.00	84,047	59,694	3,534	4,162	4,071
Limday S.A.	30,666	6,049	44.55	13,662	‐	2,695	‐	-
Obrinel S.A.	205,810	51,073	49.00	100,847	‐	25,026	‐	-
Baden S.A.	19,825	(1,737)	50.00	9,912	‐	(869)	‐	-
Other investments	‐	‐	‐	436	281	‐	‐	-
Associates
Hidrovias do Brasil S.A. (i)	2,162,052	(247,290)	44.51	‐	504,629	(96,480)	(94,842)	-
Transportadora Sulbrasileira de Gás S.A.	14,559	2,928	25.00	3,640	3,498	733	1,704	2,043
Metalúrgica Plus S.A.	(1,351)	(306)	33.33	(450)	(349)	(102)	(91)	(99)
Plenogás Distribuidora de Gás S.A.	1,356	619	33.33	452	1,041	207	672	124
Other investments	‐	‐	‐	37	41	‐	‐	-
Goodwill on investments
Terminal de Combustíveis Paulínia S.A. ("Opla")	‐	‐	‐	117,306	117,306	‐	‐	-
Hidrovias do Brasil S.A. (i)	‐	‐	‐	‐	775,044	‐	‐	-
Limday S.A.	‐	‐	‐	7,390	‐	‐	‐	-
Fair value adjustment on investments
Terminal de Combustíveis Paulínia S.A. ("Opla")	‐	‐	‐	37,225	38,835	(1,611)	(2,493)	-
Concession Agreement - Baloto	‐	‐	‐	4,163	‐	‐	‐	-
Advances for investments
Advances for investments - Pão de Açúcar Group stations (ii)	‐	‐	‐	59,403	90,000	‐	‐	-
Advances for investments - Virtu GNL (iii)	‐	‐	‐	30,000	‐	‐	‐	-
Advances for investments - Blustone	‐	‐	‐	5,872	‐	‐	‐	-
Advances for future capital increase
Hidrovias do Brasil S.A. (i)	‐	‐	‐	‐	500,000	‐	‐	-
Total (A)				445,322	2,148,284	(157,610)	(129,675)	11,908
Total provision for loss on investment (B)				(76,059)	(349)
Total investments (A-B)				521,381	2,148,633

(i)	On May 8, 2025, the Company acquired the control and began to consolidate Hidrovias. For further details, see Note 27.b. The percentage of interest presented in the note refers to the last percentage before the acquisition of control.
(ii)	The amount refers to the advance for the acquisition of Pão de Açúcar Group service stations by subsidiary Centro de Conveniências Millenium Ltda.
(iii)	The amount refers to the advance for the acquisition of a 37.5% interest in Virtu GNL Participações S.A by subsidiary UVC Investimentos Ltda.

The financial position and income of subsidiaries which have relevant non-controlling interests is shown below:

	Proportion of interest in share capital and voting rights held by non-controlling interests		Equity attributable to non-controlling interests		Income allocated to non-controlling interests for the year
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	2025	2024	2023
Subsidiaries	%	%
Hidrovias do Brasil S.A. (i)	41%	-	1,390,560	‐	(105,067)	‐	-
Iconic Lubrificantes S.A. (i)	44%	44%	407,379	484,986	137,810	135,428	72,505
Ultragaz Comercializadora de Energia Ltda. (i)	48%	48%	148,927	116,249	47,363	25,082	-
Other investments	-	-	117,479	63,491	7,949	2,650	5,453
			2,064,345	664,726	88,055	163,160	77,958

(i)	Considers the effects of allocation of fair value adjustments related to non-controlling interests.

The summarized financial information of the associates and joint ventures relevant for the Company is presented below. The individual financial statements of these entities may differ from the financial information presented here, which is prepared considering Ultrapar's accounting policies and using the most recent financial information available.

	Joint ventures
	RPR			Opla		Obrinel
	12/31/2025	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2025
Total assets	671,468	1,069,063	844,959	182,810	190,626	788,270
Total liabilities	891,163	1,062,982	717,926	63,422	82,315	582,460
Equity	(219,695)	6,081	127,033	119,388	108,311	205,810
Net revenue	2,054,242	2,177,747	2,954,931	60,281	35,117	103,845
Net income (loss) for the year	(235,921)	(83,097)	20,899	8,324	8,141	51,073

Number of shares or units held	1,719,491	1,489	5,078,888	16,957,908	33,915,815	661,904,939
Interest in share capital - %	33	50	33.14	50	50.00	49

Balances and changes in investments in subsidiaries, joint ventures and associates are as follows:

	Joint ventures	Associates	Advances	Advances for future capital increase	Other investments	Total
Balance as of December 31, 2022 (i)	106,843	4,384	-	-	-	111,227
Share of profit (loss) of subsidiaries, joint ventures and associates (*)	9,840	2,068	-	-	-	11,908
Dividends	(11,072)	(2,200)	-	-	-	(13,272)
Equity instrument granted (ii)	899	‐	-	-	-	899
Acquisition of Terminal de Combustíveis Paulínia S.A. ("Opla")	210,096	‐	-	-	-	210,096
Capital decrease	(3,100)	‐	-	-	-	(3,100)
Other movements	342	‐	-	-	-	342
Balance as of December 31, 2023 (i)	313,848	4,252	‐	‐	‐	318,100
Share of profit (loss) of subsidiaries, joint ventures and associates (*)	(34,625)	(92,557)	‐	‐	‐	(127,182)
Amortization of fair value adjustments	(2,493)	‐	‐	‐	‐	(2,493)
Dividends	‐	(1,196)	‐	‐	‐	(1,196)
Equity instrument granted (ii)	‐	1,540	‐	‐	‐	1,540
Accumulated other comprehensive income	(2,427)	37,458	‐	‐	‐	35,031
Capital increase in cash	‐	42,985	‐	‐	‐	42,985
Capital decrease in shares	(522)	‐	‐	‐	‐	(522)
Advances for investments - GPA stations	‐	‐	90,000	‐	‐	90,000
Acquisition of shares of Hidrovias do Brasil S.A.	‐	647,201	‐	‐	‐	647,201
Transfers of financial assets to investments (iii)	‐	645,333	‐	‐	‐	645,333
Advance for future capital	‐	-	‐	500,000	‐	500,000
Other movements	599	(1,112)	‐	‐	‐	(513)
Balance as of December 31, 2024 (i)	274,380	1,283,904	90,000	500,000	‐	2,148,284
Share of profit (loss) of subsidiaries, joint ventures and associates (*)	(60,357)	(95,642)	‐	‐	‐	(155,999)
Amortization of fair value adjustments	(1,611)	‐	‐	‐	‐	(1,611)
Dividends	(8,057)	(591)	‐	‐	‐	(8,648)
Accumulated other comprehensive income	1,061	7,722	‐	‐	‐	8,783
Translation adjustments of foreign subsidiaries	(3,612)	‐	‐	‐	(271)	(3,883)
Advances for future capital increase and capital contribution	20,819	‐	‐	‐	‐	20,819
Advances for investments - GPA stations	‐	‐	(30,597)	‐	‐	(30,597)
Advances for investments - Virtu GNL (iv)	‐	‐	30,000	‐	‐	30,000
Advances for investments – Blustone	‐	‐	5,872	‐	‐	5,872
Acquisition of shares	-	273,325	-	-	-	273,325
Acquisition of control of Hidrovias do Brasil S.A. (v)	117,276	(1,461,946)	‐	(500,000)	4,434	(1,840,236)
Other movements	2,306	(3,093)	‐	‐	‐	(787)
Balance as of December 31, 2025 (i)	342,205	3,679	95,275	‐	4,163	445,322

(*)	Adjusted for unrealized profits between subsidiaries.
(i)	Investments in subsidiaries, joint ventures and associates net of provision for loss on investment.
(ii)	Amounts refer to grants of long-term incentives in subsidiaries Ultra Mobilidade, Companhia Ultragaz, Ultracargo Logística and Ultra Logística.
(iii)	Reclassification of the portion of the investment attributed to the sale of the Cabotage operation of subsidiary Hidrovias, according to the opening balance of acquisition of control of Hidrovias. For further details, see Note 28.
(iv)	The amount refers to the advance for the acquisition of a 37.5% interest in Virtu GNL Participações S.A by subsidiary UVC Investimentos Ltda.
(v)	Amounts refer to the write-off of the investment in Hidrovias as an associate through the acquisition of control and consolidation that occurred on May 8, 2025. For further details, see Note 27.b. Additionally, due to the consolidation of Hidrovias, its joint ventures are now included in the consolidated in the amount of R$ 117,276.